Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	(Deficit) Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Other	Total
Balance at beginning at Dec. 31, 2023	$ 1,749,180	$ 46,831		$ 14,730	$ 1,810,741
Balance at beginning (in shares) at Dec. 31, 2023	201,353,962
Issuance of shares from exercise of stock options	$ (199)				(199)
Issuance of shares from exercise of stock options (in shares)	410,845
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ 1,389	3,029			4,418
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(283,100)
Stock-based compensation expense				1,054	1,054
Net earnings (loss)		(94,013)			(94,013)
Dividends		(21,125)			(21,125)
Other comprehensive income					0
Balance at ending at Jun. 30, 2024	$ 1,750,370	(65,278)		15,784	1,700,876
Balance at ending (in shares) at Jun. 30, 2024	201,481,707
Balance at beginning at Dec. 31, 2023	$ 1,749,180	46,831		14,730	1,810,741
Balance at beginning (in shares) at Dec. 31, 2023	201,353,962
Issuance of shares from exercise of stock options	$ (163)
Issuance of shares from exercise of stock options (in shares)	473,081
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (4,676)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(615,200)
Balance at ending at Dec. 31, 2024	$ 1,744,341	(23,773)		15,152	1,735,720
Balance at ending (in shares) at Dec. 31, 2024	201,211,843
Issuance of shares from exercise of stock options	$ (606)				(606)
Issuance of shares from exercise of stock options (in shares)	138,490
NCIB purchase of common shares and automatic share purchase plan ("ASPP")	$ (3,900)	(4,118)			(8,018)
NCIB purchase of common shares and automatic share purchase plan ("ASPP") (in shares)	(488,600)
Stock-based compensation expense				292	292
Net earnings (loss)		101,257			101,257
Dividends		(22,091)			(22,091)
Other comprehensive income			$ 1,344		1,344
Balance at ending at Jun. 30, 2025	$ 1,739,835	$ 51,275	$ 1,344	$ 15,444	$ 1,807,898
Balance at ending (in shares) at Jun. 30, 2025	200,861,733				200,861,733